Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	June 30, 2025	December 31, 2024	June 30, 2024
Period ended spot	US$1=RMB 7.1636	US$1=RMB 7.2993	US$1=RMB 7.2672
Period average	US$1=RMB 7.2526	US$1=RMB 7.1957	US$1=RMB 7.2150

Schedule of Disclosed Type of Revenue by Government Category

The Company has disclosed the type of revenue by government category as follows.

	For the six months ended
	June 30, 2025			June 30, 2024
Category	Produced	Purchased	Total	Produced	Purchased	Total
Class I	$3,452,135	$3,077,165	$6,529,300	$3,499,514	$5,532,267	$9,031,781
Class II	13,676,955	13,818,825	27,495,780	15,812,678	17,118,859	32,931,537
Class III	149,377	803,831	953,208	313,103	628,028	941,131
Others	1,114,482	1,888,849	3,003,331	1,068,696	1,370,553	2,439,249
Total	$18,392,949	$19,588,670	$37,981,619	$20,693,991	$24,649,707	$45,343,698

Schedule of Major Product Type Included in each Government Category

Furthermore, the Company has disclosed revenue by major product type included in each government category.

		For the six months ended
Category	Products	June 30, 2025	June 30, 2024
Class I	Eye drops bottle	$853,138	$671,889
	Oral medicine bottle	1,415,507	1,296,401
	Anal bag	1,393,451	1,348,431
	Other Class I	2,867,203	5,715,060
Subtotal-Class I		$6,529,299	$9,031,781
Class II	Masks	61,302	67,144
	Identification tape	5,808,319	6,215,605
	Disposable medical brush	3,835,342	4,348,913
	Gynecological inspection kits	4,042,788	3,690,332
	Surgical kit	666,285	1,221,656
	Medical brush	1,517,218	2,466,810
	Medical kit	574,872	856,880
	Other Class II	10,989,650	14,064,197
Subtotal-Class II		$27,495,776	$32,931,537
Class III	Electronic pump	80,115	89,329
	Anesthesia puncture kit	116,836	144,757
	Disposable infusion pump	52,645	52,857
	Infusion pump	23,292	91,687
	Electronic infusion pump	2,204	970
	Laparoscopic trocar	16	4,923
	Other Class III	678,101	556,608
Subtotal-Class III		$953,209	$941,131
Others		3,003,335	2,439,249
Total		$37,981,619	$45,343,698

Goods [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Type of Customers

The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.

	For The Six Months Ended June 30,
	2025	2024
Self-manufactured products	$18,392,949	$20,693,991
Resales of sourced disposable medical devices from third party manufacturers	19,588,670	24,649,707
Total Revenue	$37,981,619	$45,343,698

Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Type of Customers	Type of Customers
	For The Six Months Ended June 30,
	2025	2024
Direct sales	$3,060,305	$3,370,827
Distributors	34,921,314	41,972,871
Total Revenue	$37,981,619	$45,343,698